Impairments - Loss Allowance (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and off balance
Provision ratio	0.23%	0.06%
12-month expected credit losses
Loans and off balance
Provision ratio	0.06%	0.05%
Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Provision ratio	0.11%	0.04%
Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Provision ratio	4.07%	0.58%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 346,506	kr 353,829	kr 297,529
Of which guaranteed	68.60%	68.90%
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	kr 284,060	kr 273,658
Gross carrying amount | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	51,510	54,283
Gross carrying amount | Loans to credit institutions
Loans and off balance
Loans and off balance	7,914	11,457
Gross carrying amount | Loans to the public
Loans and off balance
Loans and off balance	224,636	207,918
Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	62,446	80,171
Gross carrying amount | Guarantees
Loans and off balance
Loans and off balance	7,471	4,802
Gross carrying amount | Committed undisbursed loans
Loans and off balance
Loans and off balance	54,975	75,369
Gross carrying amount | 12-month expected credit losses
Loans and off balance
Loans and off balance	kr 278,263	kr 283,296	228,489
Of which guaranteed	62.90%	62.90%
Gross carrying amount | 12-month expected credit losses | Loans
Loans and off balance
Loans and off balance	kr 239,892	kr 229,902
Gross carrying amount | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	50,148	51,401
Gross carrying amount | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	7,914	11,147
Gross carrying amount | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	181,830	167,354
Gross carrying amount | 12-month expected credit losses | Off balance
Loans and off balance
Loans and off balance	38,371	53,394
Gross carrying amount | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	6,079	3,902
Gross carrying amount | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	32,292	49,492
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	kr 54,290	kr 58,563	66,651
Of which guaranteed	92.80%	92.60%
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Loans and off balance
Loans and off balance	kr 34,916	kr 37,043
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	80	2,882
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Loans and off balance
Loans and off balance		310
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	34,836	33,851
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Off balance
Loans and off balance
Loans and off balance	19,374	21,520
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance	1,163	900
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	18,211	20,620
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	kr 13,953	kr 11,970	2,389
Of which guaranteed	87.70%	98.70%
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Loans and off balance
Loans and off balance	kr 9,252	kr 6,713
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	1,282
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	7,970	6,713
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Off balance
Loans and off balance
Loans and off balance	4,701	5,257
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Guarantees
Loans and off balance
Loans and off balance	229
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	4,472	5,257
Accumulated impairment
Loans and off balance
Loans and off balance	(795)	(223)	(164)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(757)	(210)
Accumulated impairment | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(283)	(26)
Accumulated impairment | Loans to credit institutions
Loans and off balance
Loans and off balance	(3)	(2)
Accumulated impairment | Loans to the public
Loans and off balance
Loans and off balance	(471)	(182)
Accumulated impairment | Off balance
Loans and off balance
Loans and off balance	(38)	(13)
Accumulated impairment | Guarantees
Loans and off balance
Loans and off balance	(1)	0
Accumulated impairment | Committed undisbursed loans
Loans and off balance
Loans and off balance	(37)	(13)
Accumulated impairment | 12-month expected credit losses
Loans and off balance
Loans and off balance	(167)	(130)	(88)
Accumulated impairment | 12-month expected credit losses | Loans
Loans and off balance
Loans and off balance	(151)	(118)
Accumulated impairment | 12-month expected credit losses | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(23)	(23)
Accumulated impairment | 12-month expected credit losses | Loans to credit institutions
Loans and off balance
Loans and off balance	(3)	(2)
Accumulated impairment | 12-month expected credit losses | Loans to the public
Loans and off balance
Loans and off balance	(125)	(93)
Accumulated impairment | 12-month expected credit losses | Off balance
Loans and off balance
Loans and off balance	(16)	(12)
Accumulated impairment | 12-month expected credit losses | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | 12-month expected credit losses | Committed undisbursed loans
Loans and off balance
Loans and off balance	(16)	(12)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Loans and off balance
Loans and off balance	(61)	(23)	(28)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Loans and off balance
Loans and off balance	(40)	(22)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	0	(3)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to credit institutions
Loans and off balance
Loans and off balance		0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(40)	(19)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Off balance
Loans and off balance
Loans and off balance	(21)	(1)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Guarantees
Loans and off balance
Loans and off balance	0	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	(21)	(1)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired
Loans and off balance
Loans and off balance	(567)	(70)	kr (48)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Loans and off balance
Loans and off balance	(566)	(70)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans in the form of interest-bearing securities
Loans and off balance
Loans and off balance	(260)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Loans to the public
Loans and off balance
Loans and off balance	(306)	(70)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Off balance
Loans and off balance
Loans and off balance	(1)	0
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Guarantees
Loans and off balance
Loans and off balance	(1)
Accumulated impairment | Lifetime expected credit losses | Financial instruments credit-impaired | Committed undisbursed loans
Loans and off balance
Loans and off balance	kr 0	kr 0